PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.6% of Net Assets

	Australia – 6.2%
41,165	WiseTech Global Ltd.	$1,813,468

	Belgium – 2.3%
10,089	Anheuser-Busch InBev SA	672,531

	Brazil – 9.8%
391,016	Ambev SA, ADR	1,102,665
1,328	MercadoLibre, Inc.(a)	1,750,384

		2,853,049

	Canada – 2.2%
13,535	Shopify, Inc., Class A(a)	648,868

	China – 27.3%
4,275	Alibaba Group Holding Ltd., ADR(a)(b)	436,819
5,227	Baidu, Inc., ADR(a)(b)	788,859
70,200	Budweiser Brewing Co. APAC Ltd., 144A	213,642
571,000	Dali Foods Group Co. Ltd., 144A	238,072
4,000	Kweichow Moutai Co. Ltd., Class A	1,056,453
4,526	NXP Semiconductors NV	843,986
30,300	Tencent Holdings Ltd.(b)	1,480,740
30,254	Trip.com Group Ltd., ADR(a)(b)	1,139,668
50,804	Vipshop Holdings Ltd., ADR(a)(b)	771,205
15,331	Yum China Holdings, Inc.	971,832

		7,941,276

	Denmark – 5.7%
10,328	Novo Nordisk AS, Class B	1,640,306

	France – 4.6%
3,109	EssilorLuxottica SA	560,624
7,918	Sodexo SA	773,355

		1,333,979

	Germany – 3.0%
6,959	SAP SE	878,716

	Japan – 4.7%
30,500	FANUC Corp.	1,101,422
6,500	Unicharm Corp.	267,187

		1,368,609

	Macau – 1.0%
45,000	Galaxy Entertainment Group Ltd.(a)	301,012

	Netherlands – 3.5%
636	Adyen NV, 144A(a)	1,013,420

	Switzerland – 4.3%
8,178	CRISPR Therapeutics AG(a)	369,891

Shares	Description	Value (†)

Common Stocks – continued

	Switzerland – continued
9,632	Novartis AG, (Registered)	$884,396

		1,254,287

	United Kingdom – 6.5%
8,093	Diageo PLC	361,187
11,898	Reckitt Benckiser Group PLC	905,170
12,142	Unilever PLC	628,541

		1,894,898

	United States – 16.5%
8,437	Block, Inc.(a)	579,200
16,419	Doximity, Inc., Class A(a)	531,647
22,352	Experian PLC	736,000
8,546	Nestle SA, (Registered)	1,042,018
3,228	Roche Holding AG	922,377
4,786	Tesla, Inc.(a)	992,904

		4,804,146

	Total Common Stocks (Identified Cost $30,387,391)	28,418,565

Principal Amount

Short-Term Investments – 2.0%
$ 568,346	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $568,446 on 4/03/2023 collateralized by $594,700 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $579,763 including accrued interest(c) (Identified Cost $568,346)	568,346

	Total Investments – 99.6% (Identified Cost $30,955,737)	28,986,911
	Other assets less liabilities – 0.4%	127,509

	Net Assets – 100.0%	$29,114,420

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $1,465,134 or 5.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,813,468	$—	$1,813,468
Belgium	—	672,531	—	672,531
China	4,952,369	2,988,907	—	7,941,276
Denmark	—	1,640,306	—	1,640,306
France	—	1,333,979	—	1,333,979
Germany	—	878,716	—	878,716
Japan	—	1,368,609	—	1,368,609
Macau	—	301,012	—	301,012
Netherlands	—	1,013,420	—	1,013,420
Switzerland	369,891	884,396	—	1,254,287
United Kingdom	—	1,894,898	—	1,894,898
United States	2,103,751	2,700,395	—	4,804,146
All Other Common Stocks*	3,501,917	—	—	3,501,917

Total Common Stocks	10,927,928	17,490,637	—	28,418,565

Short-Term Investments	—	568,346	—	568,346

Total	$10,927,928	$18,058,983	$—	$28,986,911

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Pharmaceuticals	11.9%
Beverages	11.6
Hotels, Restaurants & Leisure	11.0
Broadline Retail	10.2
Software	9.2
Interactive Media & Services	7.8
Financial Services	5.5
Food Products	4.4
Household Products	4.0
Machinery	3.8
Automobiles	3.4
Semiconductors & Semiconductor Equipment	2.9
Professional Services	2.5
IT Services	2.2
Personal Care Products	2.2
Other Investments, less than 2% each	5.0
Short-Term Investments	2.0

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2023 (Unaudited)

United States Dollar	39.6%
Euro	15.6
Swiss Franc	9.8
Hong Kong Dollar	7.6
British Pound	6.8
Australian Dollar	6.2
Danish Krone	5.7
Japanese Yen	4.7
Yuan Renminbi	3.6

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%